FAIR VALUE MEASUREMENTS (Schedule of Information about Inputs into the Fair Value Measurements of the Assets and Liabilities that the Group Makes on a Nonrecurring Basis) (Details) (Nonrecurring basis [Member], CNY)
In Thousands, unless otherwise specified
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets	61,202
Goodwill	66,498
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets
Goodwill
Significant Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets
Goodwill
Significant Unobservable Inputs (Level 3) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets	61,579
Goodwill	66,498